Cash and cash equivalents (Schedule of detailed information about cash and cash equivalents) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents [abstract]
Cash on hand and demand deposits	$ 396,146	$ 515,497
Short-term money market instruments with maturities of three months or less at acquisition date	0	0
Cash and cash equivalents	$ 396,146	$ 515,497	$ 356,499